CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Conversion of Convertible Notes CNY (¥)	Conversion of Convertible Redeemable Preferred Shares CNY (¥)	IPO CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Ordinary Shares Conversion of Convertible Notes CNY (¥) shares	Ordinary Shares Conversion of Convertible Redeemable Preferred Shares CNY (¥) shares	Ordinary Shares IPO CNY (¥) shares	Additional Paid In Capital CNY (¥)	Additional Paid In Capital USD ($)	Additional Paid In Capital Conversion of Convertible Notes CNY (¥)	Additional Paid In Capital Conversion of Convertible Redeemable Preferred Shares CNY (¥)	Additional Paid In Capital IPO CNY (¥)	Statutory Reserve CNY (¥)	Statutory Reserve USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Total Puxin Limited Shareholders (Deficit) Equity CNY (¥)	Total Puxin Limited Shareholders (Deficit) Equity USD ($)	Total Puxin Limited Shareholders (Deficit) Equity Conversion of Convertible Notes CNY (¥)	Total Puxin Limited Shareholders (Deficit) Equity Conversion of Convertible Redeemable Preferred Shares CNY (¥)	Total Puxin Limited Shareholders (Deficit) Equity IPO CNY (¥)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)	Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment Accumulated Deficit CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment Total Puxin Limited Shareholders (Deficit) Equity CNY (¥)
Beginning balance at Dec. 31, 2017	¥ (272,785)					¥ 34					¥ 391,099							¥ 15,718		¥ (679,613)		¥ (272,762)					¥ (23)
Beginning balance, shares at Dec. 31, 2017 | shares						100,000,000	100,000,000
Issuance of ordinary shares	736				¥ 798,830	¥ 16				¥ 5	720				¥ 798,825							736				¥ 798,830
Issuance of ordinary shares, shares | shares						26,827,744	26,827,744			16,560,000
Net loss	(833,409)																			(833,411)		(833,411)					2
Provision of statutory reserve																¥ 4,595				(4,595)
Share-based compensation	345,503										345,503											345,503
Foreign currency translation adjustments	52,496																	52,496				52,496
Repurchase of convertible redeemable preferred shares	(131,088)										(131,088)											(131,088)
Conversion of convertible notes /redeemable preferred shares			¥ 438,720	¥ 71,088				¥ 3	¥ 4				¥ 438,717	¥ 71,084										¥ 438,720	¥ 71,088
Conversion of convertible notes / redeemable preferred shares, shares | shares								8,067,228	11,917,880
Restricted shares granted	29,454										29,454											29,454
Restricted shares granted, shares | shares						1,631,200	1,631,200
Option exercised	11										11											11
Option exercised, shares | shares						34,112	34,112
Ending balance at Dec. 31, 2018	547,872					¥ 62					1,944,325					4,595		68,214		(1,469,303)		547,893					(21)		¥ 48,316	¥ 48,316	¥ 48,316
Ending balance, shares at Dec. 31, 2018 | shares						165,038,164	165,038,164
Net loss	(519,634)																			(518,533)		(518,533)					(1,101)
Provision of statutory reserve																3,384				(3,384)
Share-based compensation	230,440										230,440											230,440
Foreign currency translation adjustments	493																	493				493
Option exercised	887										887											887
Option exercised, shares | shares						8,987,646	8,987,646
Ending balance at Dec. 31, 2019	¥ 260,058					¥ 62					2,175,652					7,979		68,707		(1,991,220)		261,180					(1,122)
Ending balance, shares at Dec. 31, 2019 | shares	188,627,228	188,627,228				174,025,810	174,025,810
Net loss	¥ (36,660)	$ (5,618)																		(32,206)		(32,206)					(4,454)
Provision of statutory reserve																3,465				(3,465)
Share-based compensation	28,023										28,023											28,023
Foreign currency translation adjustments	(24,996)	$ (3,831)																(24,996)				(24,996)
Option exercised	¥ 1,466										1,466											1,466
Option exercised, shares | shares	428,182	428,182				428,182	428,182
Purchase of non-controlling interest	¥ (3,000)										(3,000)											(3,000)
Disposal of non-controlling interest (Note 4)	(33)																										(33)
Extinguishment of derivative liabilities (Note 13)	194,265										194,265											194,265
Ending balance at Dec. 31, 2020	¥ 419,123	$ 64,232				¥ 62	$ 9				¥ 2,396,406	$ 367,265				¥ 11,444	$ 1,754	¥ 43,711	$ 6,699	¥ (2,026,891)	$ (310,635)	¥ 424,732	$ 65,092				¥ (5,609)	$ (860)
Ending balance, shares at Dec. 31, 2020 | shares	188,653,468	188,653,468				174,453,992	174,453,992